Fees Summary	Dec. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,796,000
Previously Paid Amount	0.00
Total Fee Amount	248.03
Total Offset Amount	0.00
Net Fee	248.03
Narrative - Max Aggregate Offering Price	$ 1,796,000
Final Prospectus	true